Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Guinness Atkinson Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000919160
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)(2)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fee and expense limitation arrangement, both effective June 1, 2023.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Guinness Atkinson Funds

Guinness Atkinson Alternative Energy Fund – (GAAEX)

Supplement dated May 26, 2023, to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) each dated May 1, 2023

Reduction of Management Fee and Expense Limitation

Effective June 1, 2023, Guinness AtkinsonTM Asset Management, Inc. (the “Adviser”) has lowered its management fee from 1.00% to 0.80% of the Fund’s average daily net assets. In addition, the Adviser has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses described below, by 0.88%, to 1.10% of the Fund’s average daily net assets. Accordingly, the Fund’s Summary Prospectus, Prospectus and SAI are supplemented by replacing the “Fees and Expenses” table with the following table:

Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,848

[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[2]	The expense information in the table has been restated to reflect the current management fee and expense limitation arrangement, both effective June 1, 2023.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.10% through June 30, 2026. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.